Risk management - Risk management - Sensitivity in income and other comprehensive income to variations in interest rate (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 COP ($)
Increase in floating interest (+100 basis points)
Risk management
Financial assets (Financial expenses)	$ (1,073)
Financial liabilities (Financial income)	147
Plan assets (Other comprehensive income)	(412)
Decrease in floating interest (-100 basis points)
Risk management
Financial assets (Financial income)	1,074
Financial liabilities (Financial expenses)	(153)
Plan assets (Other comprehensive income)	$ 412